Inventories	12 Months Ended
Dec. 31, 2015
Inventory Disclosure [Abstract]
Inventories
4.	INVENTORIES

Inventories consist of new vehicles held for sale amounting to nil and RMB111,667 (US$17,238) as of December 31, 2014 and 2015, respectively.

No inventory obsolescence provision, or net losses on firm purchase commitments, measured based upon the lower of cost or market were recorded during any of the years presented.